Fair Value (Instruments Not Measured at Fair Value) (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
ASSETS
Non Recourse Debt Non Current		$ 17,846	$ 13,603
Liabilities [Abstract]
Recourse debt		3,894	3,754
Carrying Amount
ASSETS
Accounts receivable - noncurrent	[1]	301	55
Non Recourse Debt Non Current		19,429	14,811
Liabilities [Abstract]
Recourse debt		3,894	3,754
Fair Value
ASSETS
Accounts receivable - noncurrent	[1]	340	117
Non Recourse Debt Non Current		18,527	16,091
Liabilities [Abstract]
Recourse debt		3,505	3,818
Value added tax			2
Fair Value | Level 1
ASSETS
Accounts receivable - noncurrent		0	0
Non Recourse Debt Non Current		0	0
Liabilities [Abstract]
Recourse debt		0	0
Fair Value | Level 2
ASSETS
Accounts receivable - noncurrent		0	0
Non Recourse Debt Non Current		17,089	16,065
Liabilities [Abstract]
Recourse debt		3,505	3,818
Fair Value | Level 3
ASSETS
Accounts receivable - noncurrent	[1]	340	117
Non Recourse Debt Non Current		1,438	26
Liabilities [Abstract]
Recourse debt		$ 0	$ 0

[1]	These amounts primarily relate to amounts due from CAMMESA, the administrator of the wholesale electricity market in Argentina, and amounts impacted by the Stabilization Fund enacted by the Chilean government, and are included in Other noncurrent assets in the accompanying Condensed Consolidated Balance Sheets. The fair value and carrying amount of the Argentina receivables exclude VAT of $2 million as of December 31, 2021.